CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Cash flows from operating activities:
Net income (loss)		¥ 34,028	¥ (101,471)	¥ 818,048
Less: Net income attributable to noncontrolling interests		48,037	3,251	236,283
Net income (loss) attributable to MHFG shareholders		(14,009)	(104,722)	581,765
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		238,997	228,397	231,677
Provision (credit) for credit losses		93,753	214,408	112,776
Investment losses (gains)—net		(140,768)	75,340	(828,535)
Equity in losses (earnings) of equity method investees—net	[1]	26,999	(34,587)	(31,027)
Foreign exchange losses (gains)—net		439,767	517,989	207,400
Deferred income tax expense (benefit)		(143,842)	(255,365)	50,701
Net change in trading account assets		(4,031,782)	2,386,304	1,567,897
Net change in trading account liabilities		4,235,704	3,634,056	(1,984,509)
Net change in loans held for sale		(72,356)	(126,804)	30,250
Net change in accrued income		(179,772)	4,680	8,052
Net change in accrued expenses		259,428	2,783	(72,850)
Other—net		294,794	(1,044,392)	595,159
Net cash provided by operating activities		1,006,913	5,498,087	468,756
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		35,864,487	36,330,397	28,041,466
Proceeds from sales of Equity securities (Note)	[2]	930,586	2,526,075	3,089,202
Proceeds from maturities of Available-for-sale securities		39,537,476	39,008,678	31,521,663
Proceeds from maturities of Held-to-maturity securities		227,711	178,955	116,060
Purchases of Available-for-sale securities		(68,223,956)	(80,478,884)	(69,491,642)
Purchases of Held-to-maturity securities		(677,508)	(714,794)	(134,660)
Purchases of Equity securities (Note)	[2]	(914,215)	(2,208,196)	(2,979,434)
Proceeds from sales of loans		492,933	2,046,573	1,847,102
Net change in loans		(2,615,468)	(1,397,302)	(1,502,445)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		1,790,227	(147,806)	6,906,483
Proceeds from sales of premises and equipment		9,813	18,720	13,664
Purchases of premises and equipment		(185,583)	(136,238)	(211,495)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		2,872	50,699	218,259
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(48,887)	(93,005)	(47,515)
Net cash provided by (used in) investing activities		6,190,488	(5,016,128)	(2,613,292)
Cash flows from financing activities:
Net change in deposits		5,834,904	3,589,567	4,394,481
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		4,444,768	9,268	(962,754)
Net change in due to trust accounts		359,135	9,454	131,056
Net change in other short-term borrowings		(4,338,379)	(1,711,421)	4,085,165
Proceeds from issuance of long-term debt		4,701,954	3,004,293	2,568,730
Repayment of long-term debt		(2,985,756)	(2,715,054)	(1,511,050)
Proceeds from noncontrolling interests		36,924	101,755	236,868
Payments to noncontrolling interests		(58,811)	(80,493)	(37,928)
Proceeds from sales of treasury stock		1,615	874	854
Purchases of treasury stock		(2,314)	(1,927)	(1,849)
Purchases of treasury stock of subsidiaries		0	0	(5,414)
Dividends paid		(209,457)	(196,783)	(190,498)
Dividends paid to noncontrolling interests		(21,732)	(18,095)	(15,753)
Net cash provided by financing activities		7,762,851	1,991,438	8,691,908
Effect of exchange rate changes on cash and cash equivalents		857,754	966,796	235,610
Net increase in cash and cash equivalents		15,818,006	3,440,193	6,782,982
Cash and cash equivalents at beginning of fiscal year		52,174,289	48,734,096	41,951,114
Cash and cash equivalents at end of fiscal year		67,992,295	52,174,289	48,734,096
Supplemental disclosure of cash flow information:
Interest paid		2,030,281	274,530	497,422
Income taxes paid		133,370	164,408	216,996
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 2,089	¥ 15,916	¥ 20,335

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.